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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)                     (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:           October 31
Date of reporting period:         July 31, 2004

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.2%
		BELGIUM: 1.1%
1,317,000		Interbrew SA	$39,590,934

			39,590,934

		BRAZIL: 6.2%
10,027,700	L	Centrais Eletricas Brasileiras SA ADR	72,372,919
3,154,400		Petroleo Brasileiro SA - Petrobras ADR	80,910,360
402,867		Tele Centro Oeste Celular Participacoes SA ADR	3,633,860
2,532,786	L	Tele Norte Leste Participacoes SA ADR	33,078,185
1,208,600	L	Telecomunicacoes Brasileiras SA ADR	34,880,197

			224,875,521

		CANADA: 0.8%
12,138,000	L	Bombardier, Inc.	30,504,831

			30,504,831

		FRANCE: 5.2%
4,388,300	@, L	Alcatel SA	56,896,465
2,101,100		France Telecom SA	51,998,565
1,463,100		Michelin (C.G.D.E.)	81,453,648

			190,348,678

		GERMANY: 10.4%
2,302,720	@	Bayerische Hypo- und Vereinsbank AG	37,241,905
2,001,693	@	Commerzbank AG	34,331,522
5,377,300	@	Deutsche Telekom AG	90,250,095
786,688		E.ON AG	56,096,852
1,150,000	@	Heidelberger Druckmaschinen AG	35,808,134
411,200	@	Hypo Real Estate Holding AG	12,812,400
737,800		Schering AG	41,611,546
1,775,200		Volkswagen AG	72,153,089

			380,305,543

		HONG KONG: 1.1%
3,160,236		Jardine Matheson Holdings Ltd.	38,554,879

			38,554,879

		ITALY: 2.9%
20,025,100		Banca Intesa S.p.A.	74,189,210
10,329,085		Telecom Italia S.p.A.	30,628,100

			104,817,310

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		JAPAN: 22.1%
1,851,800		Daiichi Pharmaceutical Co., Ltd.	$33,930,202
12,859,700		Hitachi Ltd.	78,524,785
9,496		Japan Tobacco, Inc.	72,548,608
4,914,000		Matsushita Electric Industrial Co., Ltd.	65,612,266
3,262		Millea Holdings, Inc.	48,141,672
20,838,000		Mitsubishi Heavy Industries Ltd.	54,362,929
7,376		Mitsubishi Tokyo Financial Group, Inc.	66,329,214
4,932,000		Mitsui Sumitomo Insurance Co., Ltd.	45,547,321
6,339,000		Nippon Oil Corp.	38,939,588
13,125		Nippon Telegraph & Telephone Corp.	64,804,690
1,049,000		Ono Pharmaceutical Co., Ltd.	49,600,556
2,728,000		Sankyo Co., Ltd.	58,889,689
11,494		Sumitomo Mitsui Financial Group, Inc.	69,144,289
509,000		TDK Corp.	35,152,772
815,000		Yamanouchi Pharmaceutical Co., Ltd.	27,903,523

			809,432,104

		MEXICO: 1.5%
357,316		Cemex SA de CV ADR	10,069,165
1,471,160	L	Telefonos de Mexico SA de CV ADR	45,429,421

			55,498,586

		NETHERLANDS: 5.0%
1,411,000		Akzo Nobel NV	46,638,381
7,031,641	@	Koninklijke Ahold NV	52,549,664
1,337,400		Unilever NV	82,251,383

			181,439,428

		NEW ZEALAND: 2.1%
19,516,744	L	Telecom Corp. of New Zealand Ltd.	75,738,648

			75,738,648

		PORTUGAL: 1.9%
6,709,676		Portugal Telecom SGPS SA	68,852,795

			68,852,795

		RUSSIA: 1.4%
477,800	L	LUKOIL ADR	51,960,750

			51,960,750

		SINGAPORE: 3.7%
3,652,191		DBS Group Holdings Ltd.	32,917,599
6,060,800	#	DBS Group Holdings Ltd. ADR	54,593,868
6,239,000		Oversea-Chinese Banking Corp. Ltd.	46,406,895

			133,918,362

		SOUTH KOREA: 2.6%
5,419,800	L	Korea Electric Power Corp. ADR	50,241,546
2,550,500	L	KT Corp. ADR	45,373,395

			95,614,941

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		SPAIN: 6.3%
7,054,133	L	Banco Bilbao Vizcaya Argentaria SA	$93,628,643
1,718,970	L	Repsol YPF SA	36,581,695
6,806,060		Telefonica SA	99,231,798

			229,442,136

		SWITZERLAND: 5.4%
415,900		Nestle SA	105,900,216
91,700		Swisscom AG	29,872,846
446,274		Zurich Financial Services AG	63,007,015

			198,780,077

		UNITED KINGDOM: 18.8%
3,107,600		Abbey National PLC	32,007,879
22,621,100		BAE Systems PLC	87,894,936
4,901,200		British American Tobacco PLC	74,277,975
12,269,781		BT Group PLC	42,092,163
73,550,657	@	Corus Group PLC	60,746,166
15,012,600		Friends Provident PLC	35,819,050
4,203,100		GlaxoSmithKline PLC	85,267,533
18,801,490		Imperial Chemical Industries PLC	77,672,151
78,261,262	@	Invensys PLC	22,743,897
11,046,451	L	Marks & Spencer Group PLC	69,644,206
15,219,656		Morrison WM Supermarkets PLC	50,014,028
35,348,000		Royal & Sun Alliance Insurance Group PLC	49,662,680

			687,842,664

		VENEZUELA: 0.7%
1,216,822		Cia Anonima Nacional Telefonos de Venezuela ADR	24,299,935

			24,299,935

		Total Common Stock
		(Cost $3,453,210,835)	3,621,818,122

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.4%
		Securities Lending CollateralCC: 4.4%
$161,180,000		The Bank of New York
		Institutional Cash Reserve Fund		$161,180,000

		Total Short-Term Investments
		(Cost $161,180,000)		161,180,000

		Total Investments in Securities
		(Cost $3,614,390,835)*	103.6%	$3,782,998,122
		Other Assets and Liabilities—Net	(3.6)	(132,961,501)

		Net Assets	100.0%	$3,650,036,621

	@	Non-income producing security.
	ADR	American Depositary Receipt.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2004.
	CC	Security purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $3,616,383,513. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$525,273,533
		Gross Unrealized Depreciation		(358,658,924)

		Net Unrealized Appreciation		$166,614,609

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2004 (Unaudited) (continued)

Industry	Percentage of Net Assets

Agriculture	4.0%
Auto Manufacturers	2.0
Auto Parts and Equipment	2.2
Banks	15.2
Beverages	1.1
Building Materials	0.3
Chemicals	3.4
Computers	1.0
Electric	4.9
Electrical Components and Equipment	2.1
Food	8.0
Holding Companies-Diversified	1.1
Home Furnishings	1.8
Insurance	6.6
Iron/Steel	1.7
Machinery-Diversified	1.0
Miscellaneous Manufacturers	2.9
Oil and Gas	5.7
Pharmaceuticals	8.1
Retail	1.9
Savings and Loans	2.4
Telecommunications	21.8
Securities Lending Collateral	4.4
Other Assets and Liabilities, Net	(3.6)

Net Assets	100.0%

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Mayflower Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	September 29, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	September 29, 2004